LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

12   LEASES

The Company enters into lease arrangements primarily for data center spaces, office spaces and equipment.

Data center buildings and land leases

During the year ended December 31, 2020, the Company entered into lease agreements with the landlords to lease the building and land, including those acquired through acquisition of subsidiaries, for certain data centers. The Company assessed the lease classification of the building and land components separately at the commencement date. During the year ended December 31, 2020, the Company recorded additional finance lease liabilities of RMB1,634,419 and operating lease liabilities of RMB768,613 through the above new lease agreements or acquisition of subsidiaries.

Equipment lease

During the year ended December 31, 2020, the Company entered into lease agreements with a third-party lessor for the leases of certain equipment in Hebei, China, in which the underlying assets needs to be constructed. The lessor purchased these underlying assets prior to the lease commencement for the construction based on the Company’s specifications and supervision. The Company had the right to obtain the partially constructed underlying assets at any point during the construction period by making a payment to the lessor, and the Company concluded that it controls the underlying assets before the lease commencement in accordance with ASC 842-40-55-5. Accordingly, the Company recorded an asset for the estimated construction costs incurred for the equipment and a liability for those costs funded by the lessor during the construction period. Upon completion of the construction, the Company will assess if the arrangement qualifies for sales recognition under the sale and lease back accounting guidance. The obligations under above lease arrangements are recognized as other financing obligations.

In 2019, the Company also entered into two lease agreements with a third-party lessor for the leases of certain equipment in Hebei, China. As the ownership of the underlying assets will be transferred to the Company by the end of the lease term, such leases are recognized as finance leases. The relevant leases commenced when the Company received the equipment. The amount paid by the lessor to its vendor for equipment which was not received by the Company at December 31, 2019, was recognized as other financing obligations. Such other financing obligations were reclassified to finance lease obligation upon commencement of the lease in the year ended December 31, 2020.

The components of lease cost are as follows:

	Years ended December 31,
	2019	2020

Finance lease cost:
- Amortization of right-of-use assets	222,101	423,075
- Interest on lease liabilities	299,511	465,692
Operating lease cost	100,469	195,869
Short-term lease cost	5,004	19,987
Variable lease cost (Note)	—	(55,599)

Total lease cost	627,085	1,049,024

Note:  During the year ended December 31, 2020, the Company was granted lease concessions of RMB55,188 by certain landlords due to the effects of the COVID-19 pandemic. The lease concessions were primarily in the form of rent reduction. Such concessions were recognized as variable lease cost (credit) in the period when the concession was granted. In addition, the Company recognized variable lease cost (credit) of RMB411 in the year ended December 31, 2020 for certain finance leases with floating interest rate.

Supplemental cash flow information related to leases is as follows:

	Years ended December 31,
	2019	2020

Cash paid for amounts included in measurement of lease liabilities (Note):
- Operating cash flows from finance leases	(248,417)	(389,679)
- Operating cash flows from operating leases	(116,295)	(141,480)
- Financing cash flows from finance leases	(302,679)	(198,234)

Non-cash information on lease liabilities arising from obtaining ROU assets
- Finance leases	708,757	1,099,698
- Operating leases	333,775	553,154

Note: The above table does not include cash paid for purchase of land use rights and initial direct costs of leases of RMB800,431 and RMB744,761 in the years ended December 31, 2019 and 2020 , respectively, which are included in “Payments for purchase of property and equipment and land use rights” in the consolidated statements of cash flows.

Weighted average remaining lease term and weighted average discount rate for leases, excluding prepaid land use rights, are as follows:

	As of December 31,
	2019	2020

Weighted average remaining lease term:
- Finance leases	15.2	13.7
- Operating leases	15.6	15.6

Weighted average discount rate:
- Finance leases	6.91%	7.00%
- Operating leases	6.35%	6.23%

Maturities of lease and other financing obligations were as follows:

	As of December 31, 2019					As of December 31, 2020
			Total of					Total of
			finance lease					finance lease
		Other	and other	Operating			Other	and other	Operating
	Finance lease	financing	financing	lease		Finance lease	financing	financing	lease
	obligations	obligations	obligations	obligations	Total	obligations	obligations	obligations	obligations	Total
Within 1 year	502,261	32,232	534,493	97,993	632,486	577,933	225,350	803,283	180,447	983,730
After 1 year but within 2 years	399,200	37,462	436,662	72,046	508,708	600,348	354,625	954,973	190,243	1,145,216
After 2 years but within 3 years	399,843	72,845	472,688	64,151	536,839	620,461	356,204	976,665	149,300	1,125,965
After 3 years but within 4 years	414,126	69,248	483,374	64,086	547,460	650,855	377,930	1,028,785	151,545	1,180,330
After 4 years but within 5 years	429,902	65,688	495,590	64,547	560,137	681,090	361,073	1,042,163	151,063	1,193,226
After 5 years	5,905,408	163,480	6,068,888	880,855	6,949,743	7,792,794	723,755	8,516,549	1,839,384	10,355,933
Total	8,050,740	440,955	8,491,695	1,243,678	9,735,373	10,923,481	2,398,937	13,322,418	2,661,982	15,984,400

Less: total future interest	(3,387,232)	(121,742)	(3,508,974)	(478,541)	(3,987,515)	(4,343,379)	(578,822)	(4,922,201)	(1,032,829)	(5,955,030)
Less: estimated construction costs	—	(9,127)	(9,127)	—	(9,127)	—	(47,924)	(47,924)	-	(47,924)

Present value of lease and other financing obligations	4,663,508	310,086	4,973,594	765,137	5,738,731	6,580,102	1,772,191	8,352,293	1,629,153	9,981,446
Including:
- Current portion			222,473	55,139	277,612			254,412	86,258	340,670
- Non-current portion			4,751,121	709,998	5,461,119			8,097,881	1,542,895	9,640,776

As of December 31, 2020, the Company has additional leases, primarily for data center buildings, that have not yet commenced with total future lease payments of RMB279,376. These leases are expected to commence in fiscal year 2021 with lease terms of 1 year to 20 years.

Lease and other financing obligations were secured by the following assets:

	As of December 31,
	2019	2020

Accounts receivable	—	128,353
Property and equipment, net	—	578,777
	—	707,130